Note 10 - Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
For the year ending December 31,	Amount

2015	$41,250
2016	42,486
2017	43,764
2018	45,078
2019	22,872
Total	$195,450